Basic and Diluted Earnings Per Share - Narrative (Details)	9 Months Ended
Oct. 31, 2021 USD ($) shares
Earnings Per Share [Abstract]
Preferred dividends | $	$ 0
Preferred stock outstanding (in shares) | shares	0